8. CONVERTIBLE NOTES PAYABLE, RELATED PARTY (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		26 Months Ended	32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Amortization of debt discount and costs	$ 136,560	$ 57,778	$ 255,543	$ 52,222	$ 307,765	$ 444,325
Accrued interest expense	8,071					8,071
Convertible Note Payable, Related Party [Member]
Fair value of the debt derivatives	560,670					560,670
Loss from change in fair value of debt derivatives	296,614
Dividend yield	0.00%
Expected volatility	201.81%
Weighted average risk-free interest rate Minimum	0.25%
Expected life	1 year 9 months
Estimated fair value of the Company's common stock	$ 0.034
Amortization of debt discount and costs	32,313
Accrued interest expense	$ 2,992					$ 2,992